Note 7 - Vessels and Advances, Net (Details Textual) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Gain (Loss) on Sale Vessels		$ 3,788	$ 112,220	$ 126,336
Vessel Held For Sale	$ 40,307	0	40,307
Gain (Loss) on Assets Held for Sale		0	(2,305)	0
Vessels Impairment Loss		$ 0	$ 434	$ 1,691
Number of Vessels Provided as Collaterals to Secure Loans		89
Carrying Value of Vessels Provided as Collaterals to Secure Loans		$ 2,511,474
Number of Vessels Acquired Under SPA		4
Number of Unencumbered Vessels		7
Arkadia [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Acquired			1,550
Business Combination, Consideration Transferred			$ 4,692
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill	320		320
Vessels Konstantinos and Progress [Member]
Vessel Held For Sale	20,790		20,790
Gain (Loss) on Assets Held for Sale	2,305
Vessels Adventure and Manzanillo [Member]
Vessel Held For Sale	$ 19,517		$ 19,517
New York Capital Management Global Advisors LLC [Member] | Arkadia [Member]
Business Acquisition, Percentage of Voting Interests Acquired	51.00%		51.00%
Iron Miracle [Member]
Dead Weight Tonnage of Vessels		180,643
Prosper, Frontier, Nord Magnes, Alwine, and August [Member]
Dead Weight Tonnage of Vessels		663,036
Enna, Dorado and Arya [Member]
Dead Weight Tonnage of Vessels	417,241		417,241
SL Washington, Maersk Kalamata, Oakland, Miner, Taibo, Comity, Peace, Pride, and Cetus [Member]
Gain (Loss) on Sale Vessels			$ 112,220
Dyros [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Acquired				4,578
Oracle, Libra and Norma [Member]
Dead Weight Tonnage of Vessels				172,717
MSC Athens and MSC Athos [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Acquired				8,827
Leonidio and Kyparissia [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Acquired				4,957
Triton [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Acquired				14,424
Thunder, Messini, Sealand Michigan, Sealand Illinios, and York, [Member]
Gain (Loss) on Sale Vessels				$ 126,336